ORGANIZATION AND DESCRIPTION OF THE COMPANY (Details) $ in Millions		1 Months Ended		3 Months Ended	12 Months Ended
	Jun. 28, 2021 USD ($) shares	May 31, 2022 USD ($) shares	Oct. 31, 2021 USD ($) shares	Jun. 30, 2022 segment	Dec. 31, 2022 USD ($) segment shares	Dec. 31, 2021 segment shares	Dec. 31, 2020 segment	Mar. 09, 2022 USD ($)
Subsidiary or Equity Method Investee [Line Items]
Number of Operating Segments | segment				3	3	2	1
Special Dividend, Conversion Ratio	0.00690
Line of credit facility, expiration period	3 years
Credit facility, amount outstanding | $	$ 200							$ 400
Other Affiliates
Subsidiary or Equity Method Investee [Line Items]
Equity commitment | $					$ 2,000
Common Class A
Subsidiary or Equity Method Investee [Line Items]
Common stock, issued | $	$ 538
Stock Issued During Period, Shares, New Issues	11,000,000
Shares, Outstanding					9,594,989	10,877,989
Common Class B
Subsidiary or Equity Method Investee [Line Items]
Common stock, issued | $	$ 1
Stock Issued During Period, Shares, New Issues	24,000
Shares, Outstanding					24,000	24,000
Class C shareholders
Subsidiary or Equity Method Investee [Line Items]
Common stock, issued | $	$ 712	$ 450	$ 250
Stock Issued During Period, Shares, New Issues	17,000,000	11,000,000	7,000,000
Shares, Outstanding					40,934,623	23,544,548
BAM Re Holdings Ltd
Subsidiary or Equity Method Investee [Line Items]
Ownership interest percentage					100.00%